Loss per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share
Schedule of basic and diluted net loss per ordinary share

	For the Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net loss	(202,125)	(164,615)	(451,760)	(64,890)
Numerator for basic and diluted net loss per share	(202,125)	(164,615)	(451,760)	(64,890)
Denominator:
Weighted average number of ordinary shares	353,452,309	417,315,644	420,575,827	420,575,827
Denominator for basic and diluted net loss per share	353,452,309	417,315,644	420,575,827	420,575,827
Net loss per ordinary share:
Basic and diluted	(0.57)	(0.39)	(1.07)	(0.15)